Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Navios Maritime Partners L.P. and Subsidiaries

		Country of incorporation	Statement of income
Company name	Vessel name		2012	2011	2010
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Palermo Shipping S.A.	Navios Apollon	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/08 - 12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 - 12/31	1/01 - 12/31	3/18 - 12/31
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 - 12/31	1/01 - 12/31	5/21 - 12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 - 12/31	1/01 - 12/31	11/15 - 12/31
Customized Development S.A.	Navios Fulvia	Liberia	1/01 - 12/31	1/01 - 12/31	11/15 - 12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 - 12/31	5/19 - 12/31	—
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 - 12/31	5/19 - 12/31	—
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	6/15 - 12/31	—	—
Golem Navigation Limited	Navios Soleil	Marshall Is.	5/09 - 12/31	—	—
Kymata Shipping Co.	Navios Helios	Marshall Is.	6/18 - 12/31	—	—
Chartered-in vessels
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 - 12/31	1/01 - 12/31	3/18 - 12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Navios Maritime Operating LLC	N/A	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31

(*) Not a vessel-owning subsidiary and only holds right to a charter-in contract.